                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07169

                   Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 5/31

Date of reporting period: 7/1/08 - 6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07169
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley International SmallCap Fund









================== MORGAN STANLEY INTERNATIONAL SMALLCAP FUND ==================


DCC PLC

Ticker:                      Security ID:  G2689P101
Meeting Date: JUL 18, 2008   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Dividends                       For       For          Management
3a    Elect Tony Barry as Director            For       For          Management
3b    Elect Tommy Breen as Director           For       For          Management
3c    Elect Roisin Brennan as Director        For       For          Management
3d    Elect Michael Buckley as Director       For       For          Management
3e    Elect Paddy Gallagher as Director       For       For          Management
3f    Elect Maurice Keane as  Director        For       For          Management
3g    Elect Fergal O'Dwyer as Director        For       For          Management
3h    Elect Bernard Somers as Director        For       For          Management
4     Authorize Board to Fix Remuneration of  For       For          Management
      Auditors
5     Authorize Issuance of Equity or         For       For          Management
      Equity-Linked Securities with
      Preemptive Rights
6     Authorize Issuance of Equity or         For       For          Management
      Equity-Linked Securities without
      Preemptive Rights
7     Authorize Share Repurchase up to 10     For       For          Management
      Percent of Issued Share Capital
8     Authorize Reissuance of Repurchased     For       For          Management
      Shares
9     Amend Articles Re: Reference to the     For       For          Management
      Companies Acts and Use of Electronic
      Communication


--------------------------------------------------------------------------------

LUMINAR GROUP HOLDINGS PLC

Ticker:       LMR            Security ID:  G571AE101
Meeting Date: JUL 16, 2008   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Abstain      Management
3     Approve Final Dividend of 13.95 Pence   For       For          Management
      Per Ordinary Share
4     Re-elect Stephen Thomas as Director     For       For          Management
5     Reappoint PricewaterhouseCoopers LLP as For       For          Management
      Auditors of the Company
6     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
7     Authorise Issue of Equity or            For       For          Management
      Equity-Linked Securities with
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 40,226,320
8     Subject to the Passing of Resolution 7, For       For          Management
      Authorise Issue of Equity or
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 6,094,897
9     Authorise 6,094,897 Ordinary Shares for For       For          Management
      Market Purchase
10    Adopt New Articles of Association       For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley International SmallCap Fund

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.